Trade accounts and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade accounts and other payables
Schedule of trade and other payables
	December 31,	December 31,
	2020	2019
Accounts payable	$1,101,279	$1,640,406
Salary payable	113,412	103,208
Other payable	89,349	60,580
Total payables	$1,304,040	$1,804,194